Note 19 - Financial Instruments	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]
19.	Financial instruments

Concentration of credit risk

The Company is subject to credit risk with respect to its cash and cash equivalents, accounts receivable and other receivables.  Concentrations of credit risk with respect to cash and cash equivalents are limited by the use of multiple large and reputable banks.  Concentrations of credit risk with respect to the receivables are limited due to the large number of entities comprising the Company’s customer base and their dispersion across many different service lines in various countries.

Interest rate risk

The Company maintains an interest rate risk management strategy that uses interest rate hedging contracts from time to time.  The Company’s specific goals are to: (i) manage interest rate sensitivity by modifying the characteristics of its debt and (ii) lower the long-term cost of its borrowed funds.  Fluctuations in interest rates affect the fair value of the hedging contracts as their value depends on the prevailing market interest rate.  Hedging contracts are monitored on a monthly basis.

As of December 31, 2013, the Company was party to two interest rate swap agreements to exchange the fixed rate on a portion of its debt to a floating rate.  On the 3.84% Notes, an interest rate swap exchanges the fixed rate on $150,000 of principal for LIBOR (3 months in arrears) +1.35%.  The terms of the swap match the term of the 3.84% Senior Notes with a maturity of January 16, 2025.  On the 5.44% Senior Notes, an interest rate swap exchanges the fixed rate on $20,000 of principal for LIBOR (6 month in arrears) + 3.87%.  The terms of the swap match the term of the 5.44% Senior Notes with a maturity of April 1, 2015.

The interest rate swaps are being accounted for as fair value hedges.  The swaps are carried at fair value on the balance sheet, with gains or losses recognized in earnings.  The carrying value of the hedged debt is adjusted for changes in fair value attributable to the hedged interest rate risk; the associated gains or losses are recognized concurrently in earnings.  So long as the hedges are considered highly effective, the net impact on earnings is nil.

The following tables provide fair value information of the hedging instruments and the effect of the hedging instruments during the period:

	2013
Derivative designated as hedging instrument	Balance sheet location	Fair Value

	Other assets
Interest rate swap asset	(non-current)	$148
	Other liabilities
Interest rate swap liability	(non-current)	$5,344

Fair values of financial instruments

The following table provides the financial assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2013:

	Carrying value at	Fair value measurements
	December 31, 2013	Level 1	Level 2	Level 3

Interest rate swap asset	$148	$-	$148	$-
Interest rate swap liability	5,344	-	5,344	-
Contingent consideration liability	8,740	-	-	8,740

The fair values of the interest rate swap asset and liability was determined using widely accepted valuation techniques.  The inputs to the measurement of the fair value of contingent consideration related to acquisitions are Level 3 inputs.  The fair value measurements were made using a discounted cash flows approach; significant model inputs were expected future operating cash flows (determined with reference to each specific acquired business) and discount rates (which range from 9.0% to 12.5%).  Changes in the fair value of the contingent consideration liability are comprised of the following:

Balance, December 31, 2012	$13,000
Amounts recognized on acquisitions	9,556
Fair value adjustments (note 5)	1,801
Resolved and settled in cash	(1,994)
Resolved and recorded in "Accrued liabilities"	(13,727)
Other	104
Balance, December 31, 2013	$8,740

Less: current portion	$122
Non-current portion	$8,618

The carrying amounts for cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate fair values due to the short maturity of these instruments, unless otherwise indicated.  The inputs to the measurement of the fair value of long term debt are Level 3 inputs.  The fair value measurements were made using a net present value approach; significant model inputs were expected future cash outflows and discount rates (which range from 0.1% to 3.0%).  The following are estimates of the fair values for other financial instruments:

	2013		2012
	Carrying amount	Fair value	Carrying amount	Fair value

Other receivables	$7,455	$7,455	$6,328	$6,328
Long-term debt	372,794	386,952	337,205	347,319
Convertible debentures	-	-	77,000	86,048

Other receivables include notes receivable from non-controlling shareholders and other non-current receivables.